Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Schedule of Other Assets	Other assets consist of the following (in thousands):
	As of December 31,
	2023	2022
Security deposits	$772	$101
Vendor deposits	—	21
Total prepaid expenses and other current assets	$772	$122